Business Segments (Tables)	12 Months Ended
Dec. 31, 2013
Business Segments [Abstract]
Summary financial data by segment
Summary financial data by segment follows:

	Year Ended December 31, 2013
(dollars in millions)	DPS	V&M	PCS	Corporate & Other	Consolidated

Revenues	$6,287.5	$2,085.7	$1,163.2	$–	$9,536.4
Depreciation and amortization	$207.2	$39.6	$25.8	$31.6	$304.2
Interest, net	$–	$–	$–	$100.0	$100.0
Income (loss) from continuing operations before income taxes	$822.6	$424.2	$116.4	$(436.3)	$926.9
Capital expenditures	$330.2	$57.9	$30.4	$101.5	$520.0
Total assets	$9,945.4	$1,809.8	$2,461.4	$31.9	$14,248.5

	Year Ended December 31, 2012
(dollars in millions)	DPS		V&M	PCS	Corporate & Other		Consolidated

Revenues	$4,871.3		$2,142.2	$1,134.1	$	−	$8,147.6
Depreciation and amortization	$149.9		$41.4	$26.4		$26.5	$244.2
Interest, net	$–	$	−	$–		$90.0	$90.0
Income (loss) from continuing operations before income taxes	$712.3		$425.8	$103.2		$(347.0)	$894.3
Capital expenditures	$300.0		$29.9	$28.5		$68.8	$427.2
Total assets	$6,005.1		$1,773.0	$2,576.9		$803.2	$11,158.2

	Year Ended December 31, 2011
(dollars in millions)	DPS	V&M	PCS	Corporate & Other	Consolidated

Revenues	$4,061.5	$1,663.0	$908.0	$–	$6,632.5
Depreciation and amortization	$111.4	$40.3	$28.0	$17.0	$196.7
Interest, net	$–	$–	$–	$83.9	$83.9
Income (loss) from continuing operations before income taxes	$685.6	$294.1	$75.1	$(444.4)	$610.4
Capital expenditures	$255.6	$34.8	$21.6	$76.1	$388.1
Total assets	$4,784.5	$1,524.6	$2,101.9	$950.7	$9,361.7

Revenue by shipping location and long-lived assets by country
Revenue by shipping location and long-lived assets by country were as follows:

	Year Ended December 31,
(dollars in millions)	2013	2012	2011

Revenues:
United States	$4,585.4	$4,365.0	$3,560.2
United Kingdom	822.4	612.0	740.3
Other foreign countries	4,128.6	3,170.6	2,332.0

Total revenues	$9,536.4	$8,147.6	$6,632.5

	December 31,
(dollars in millions)	2013	2012	2011

Long-lived assets:
United States	$2,670.2	$2,531.7	$2,411.8
United Kingdom	196.7	170.2	167.4
Other foreign countries	2,998.5	1,322.9	845.4

Total long-lived assets	$5,865.4	$4,024.8	$3,424.6